Capital Management	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Capital Management
CAPITAL MANAGEMENT
The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. At December 31, 2019 and 2018, the Company’s capital structure was as follows:

December 31 (millions of dollars)	2019	2018
Long-term debt payable within one year	653	731
Short-term notes payable	1,143	1,252
Less: cash and cash equivalents	(7)	(492)
	1,789	1,491

Long-term debt	10,822	9,978
Preferred shares	—	486
Common shares	3,564	4,312
Retained earnings	6,086	5,137
Total capital	22,261	21,404

Hydro One and HOSSM have customary covenants typically associated with long-term debt. Long-term debt and credit facility covenants limit permissible debt to 75% of its total capitalization, limit the ability to sell assets and impose a negative pledge provision, subject to customary exceptions. At December 31, 2019, the Company was in compliance with all financial covenants and limitations associated with the outstanding borrowings and credit facilities.